Fair Value Measurements (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	$ 7,627,970
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	8,083,047	$ 15,711,017
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	7,662,808	16,396,158
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	34,838	685,141
Fair Value, Inputs, Level 3 [Member] | RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure	$ 7,627,970	$ 15,711,017